Cover	Aug. 02, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 02, 2023
Entity Registrant Name	Schrodinger, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39206
Entity Tax Identification Number	95-4284541
Entity Address, Address Line One	1540 Broadway
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	295-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	SDGR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001490978
Amendment Description	This Amendment No. 1 (the “Amendment”) to the Current Report on Form 8-K filed by Schrödinger, Inc. on August 2, 2023 (the “Original Report”) is being filed solely for the purpose of correcting administrative errors whereby the cover page of the Original Report stated the date of the earliest event reported as “August 2, 2022” instead of “August 2, 2023” and the Inline XBRL tagging on the Original Report coded the period as the “24 months ending August 2, 2023” instead of “August 2, 2023”. Except for the foregoing, this Amendment does not modify or update any disclosure contained in the Original Report or its exhibits, but for ease of reference, this Amendment restates in its entirety the Original Report, as amended.